Warrants (Detail) (USD $)	2 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Jan. 31, 2014
Class of Warrant or Right [Line Items]
Warrants outstanding	714,500	914,500	314,500
Weighted average remaining contractual life	5 years 3 months 4 days	4 years 6 months	3 years 14 days
Warrants exercisable	314,500	414,500	314,500
Weighted average exercise price per share	$ 2.900	$ 4.600	$ 2.882
Warrant Exercise Price Range One 1.1485
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 1.1485	$ 1.1485	$ 1.1485
Warrants outstanding	125,000	125,000	125,000
Weighted average remaining contractual life	2 years 6 months	1 year 7 months 6 days	2 years 6 months
Warrants exercisable	125,000	125,000	125,000
Weighted average exercise price per share	$ 1.149	$ 1.149	$ 1.149
Warrant Exercise Price Range Two 1.1485
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 1.1485	$ 1.1485	$ 1.1485
Warrants outstanding	25,000	25,000	25,000
Weighted average remaining contractual life	2 years 6 months	1 year 7 months 6 days	2 years 6 months
Warrants exercisable	25,000	25,000	25,000
Weighted average exercise price per share	$ 1.149	$ 1.149	$ 1.149
Warrant Exercise Price Range Three 4.5000
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 4.5000	$ 4.5000	$ 4.5000
Warrants outstanding	50,000	50,000	50,000
Weighted average remaining contractual life	2 years 6 months	1 year 7 months 6 days	2 years 6 months
Warrants exercisable	50,000	50,000	50,000
Weighted average exercise price per share	$ 4.500	$ 4.500	$ 4.500
Warrant Exercise Price Range Four 5.0000
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 5.0000	$ 5.0000	$ 5.0000
Warrants outstanding	10,000	10,000	10,000
Weighted average remaining contractual life	3 years 8 months 26 days	2 years 9 months 18 days	3 years 8 months 26 days
Warrants exercisable	10,000	10,000	10,000
Weighted average exercise price per share	$ 5.000	$ 5.000	$ 5.000
Warrant Exercise Price Range Five 4.5000
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 4.5000	$ 4.5000	$ 4.5000
Warrants outstanding	82,500	82,500	82,500
Weighted average remaining contractual life	4 years	3 years 1 month 6 days	4 years
Warrants exercisable	82,500	82,500	82,500
Weighted average exercise price per share	$ 4.500	$ 4.500	$ 4.500
Warrant Exercise Price Range Six 4.0000
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 4.0000	$ 4.0000	$ 4.0000
Warrants outstanding	22,000	22,000	22,000
Weighted average remaining contractual life	4 years	3 years 1 month 6 days	4 years
Warrants exercisable	22,000	22,000	22,000
Weighted average exercise price per share	$ 4.000	$ 4.000	$ 4.000
Warrant Exercise Price Range Seven 10.0000
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 10.0000	$ 10.0000
Warrants outstanding	200,000	200,000
Weighted average remaining contractual life	7 years	6 years 2 months 12 days
Warrants exercisable	0	0
Weighted average exercise price per share	$ 10.000	$ 10.000
Warrant Exercise Price Range Eight 20.0000
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 20.0000	$ 20.0000
Warrants outstanding	200,000	200,000
Weighted average remaining contractual life	7 years	6 years 2 months 12 days
Warrants exercisable	0	0
Weighted average exercise price per share	$ 20.000	$ 20.000
Warrant Exercise Price Range Nine 1.00000
Class of Warrant or Right [Line Items]
Exercise Price Per Share		$ 10.0000
Warrants outstanding		100,000
Weighted average remaining contractual life		6 years 2 months 12 days
Warrants exercisable		0
Weighted average exercise price per share		$ 10.000
Warrant Exercise Price Range Ten 1.00000
Class of Warrant or Right [Line Items]
Exercise Price Per Share		$ 10.0000
Warrants outstanding		100,000
Weighted average remaining contractual life		3 years 7 months 6 days
Warrants exercisable		100,000
Weighted average exercise price per share		$ 10.000